Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	Oak Woods Acquisition Corporation
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Central Index Key	0001945422
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9